Risk Management Section - BPV banking books per currency (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trading income (expense) [line items]
Basis point value (BPV)	€ (18,280)	€ (14,896)
Euro
Trading income (expense) [line items]
Basis point value (BPV)	(18,446)	(13,043)
US Dollar
Trading income (expense) [line items]
Basis point value (BPV)	(1,417)	(550)
Other currency
Trading income (expense) [line items]
Basis point value (BPV)	€ 1,583	€ (1,303)